Subsequent Events	12 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after March 31, 2023 up through the date the Company issued these financial statements on July 31, 2023 and concluded that no other material subsequent events except for the disclosed above.